SHARE-BASED COMPENSATION - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Beginning balance (in shares)	21,204,908	21,168,964	22,213,680	21,643,645
Granted (in shares)	2,617,306	2,489,785	2,461,387	1,187,035
Exercised (in shares)	(1,363,953)	(835,541)	(282,250)	(461,209)
Cancelled, expired or forfeited (in shares)	(285,674)	(1,618,300)	(3,223,853)	(155,791)
Ending balance (in shares)	22,172,587	21,204,908	21,168,964	22,213,680	21,643,645
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 15.47	$ 14.68	$ 13.42	$ 12.70
Granted (in dollars per share)	22.41	20.07	20.04	25.78
Exercised (in dollars per share)	13.02	12.23	12.06	11.00
Cancelled, expired or forfeited (in dollars per share)	19.90	14.03	10.22	14.70
Ending balance (in dollars per share)	$ 16.38	$ 15.47	$ 14.68	$ 13.42	$ 12.70
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Exercisable, number of options (in shares)	17,665,947	17,565,664	17,489,973	18,787,442
Exercisable, weighted average exercise price (in dollars per share)	$ 15.08	$ 14.43	$ 13.60	$ 12.54
Outstanding, weighted average remaining contractual life (in years)	5 years 4 months 13 days	5 years 4 months 9 days	5 years 5 months 1 day	5 years 3 days	5 years 9 months 21 days
Exercisable, weighted average remaining contractual life (in years)	4 years 5 months 4 days	4 years 7 months 20 days	4 years 8 months 23 days	4 years 6 months 3 days
Outstanding, aggregate intrinsic value	$ 529,497	$ 149,710	$ 119,677	$ 149,713	$ 283,223
Exercisable, aggregate intrinsic value	$ 444,759	$ 142,023	$ 115,513	$ 138,860